Investments - Loans Receivable (Additional Information) (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($) Loan
Scheduled loan receivable maturities
Number of loans receivable	35
Gross carrying amount of loans receivable | $	$ 589.0
Number of mortgage loans	22
Number of mortgage loans subject to interest rate increases	15
Minimum
Scheduled loan receivable maturities
Amortization period of long-term mortgage loans	15 years
Long-term mortgage loans receivable prepayment penalty rate (as a percent)	1.00%
Maximum
Scheduled loan receivable maturities
Amortization period of long-term mortgage loans	40 years
Long-term mortgage loans receivable prepayment penalty rate (as a percent)	15.00%